Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Income
Interest and fees on loans	$ 118,138	$ 115,107	$ 116,658
Interest on investment securities:
Taxable	12,392	10,830	11,766
Tax-exempt	1,622	1,137	1,142
Total Interest Income	132,152	127,074	129,566
Interest Expense
Interest on deposits	12,052	10,886	11,012
Interest on short-term borrowings	472	327	342
Interest on long-term debt	683	617	606
Total Interest Expense	13,207	11,830	11,960
Net Interest Income	118,945	115,244	117,606
Provision for loan losses	4,395	6,988	4,054
Net Interest Income After Provision for Loan Losses	114,550	108,256	113,552
Non-interest Income
Gains on sale of investment securities	3,513	2,130	1,156
Service charges	26,703	26,316	26,583
Bankcard revenue	16,515	15,894	15,063
Insurance commissions	0	0	5,978
Trust and investment management fee income	5,573	5,124	4,614
Bank owned life insurance	3,326	3,374	3,070
Gain on sale of insurance division	0	11,084	0
Other income	3,195	3,284	2,258
Total Non-interest Income	58,825	67,206	58,722
Non-interest Expense
Salaries and employee benefits	50,883	47,847	51,749
Occupancy and equipment	11,095	10,277	9,990
Depreciation	6,235	6,088	6,087
FDIC insurance expense	1,622	1,794	1,647
Advertising	2,606	2,446	3,274
Bankcard expenses	4,154	3,691	3,750
Postage, delivery, and statement mailings	2,080	2,123	2,211
Office supplies	1,364	1,350	1,595
Legal and professional fees	2,186	1,962	1,854
Telecommunications	1,813	1,765	1,876
Repossessed asset losses, net of expenses	890	1,264	579
Merger related costs	0	598	0
Other expenses	11,236	11,746	10,429
Total Non-interest Expense	96,164	92,951	95,041
Income Before Income Taxes	77,211	82,511	77,233
Income tax expense	25,083	28,414	24,271
Net Income Available to Common Shareholders	$ 52,128	$ 54,097	$ 52,962
Average shares outstanding, basic	14,900	15,123	15,403
Effect of dilutive securities	13	48	85
Average shares outstanding, diluted	14,913	15,171	15,488
Basic earnings per common share	$ 3.46	$ 3.54	$ 3.40
Diluted earnings per common share	3.45	3.53	3.38
Dividends declared per common share	$ 1.72	$ 1.68	$ 1.60